John Hancock
Balanced Fund
Quarterly portfolio holdings 1/31/2024

Fund’s investments
As of 1-31-24 (unaudited)
	Shares	Value
Common stocks 62.9%		$3,029,519,806
(Cost $1,635,866,433)
Communication services 4.4%		209,973,746
Interactive media and services 4.4%
Alphabet, Inc., Class A (A)	1,498,742	209,973,746
Consumer discretionary 8.4%		403,869,460
Broadline retail 4.2%
Amazon.com, Inc. (A)	1,317,319	204,447,909
Hotels, restaurants and leisure 0.2%
Chipotle Mexican Grill, Inc. (A)	3,335	8,033,248
Specialty retail 3.3%
Dick’s Sporting Goods, Inc. (B)	267,789	39,919,306
Lowe’s Companies, Inc.	281,385	59,889,983
Ulta Beauty, Inc. (A)	40,953	20,560,454
Valvoline, Inc. (A)	1,057,449	38,586,314
Textiles, apparel and luxury goods 0.7%
Lululemon Athletica, Inc. (A)	71,465	32,432,246
Consumer staples 5.0%		240,036,628
Beverages 0.9%
Anheuser-Busch InBev SA/NV	673,397	41,654,549
Consumer staples distribution and retail 3.1%
Sysco Corp.	372,221	30,123,846
Walmart, Inc.	737,428	121,859,977
Household products 1.0%
The Procter & Gamble Company	295,267	46,398,256
Energy 4.1%		198,601,607
Oil, gas and consumable fuels 4.1%
Altera Infrastructure LP	5,524	154,672
ConocoPhillips	410,443	45,916,258
Devon Energy Corp.	684,475	28,761,640
EQT Corp.	970,588	34,358,815
Suncor Energy, Inc.	963,875	31,923,540
Valero Energy Corp.	413,871	57,486,682
Financials 6.4%		305,752,950
Banks 2.6%
JPMorgan Chase & Co.	597,578	104,193,700
U.S. Bancorp	456,362	18,957,277
Capital markets 1.2%
The Charles Schwab Corp.	551,367	34,692,012
The Goldman Sachs Group, Inc.	57,843	22,212,290
Consumer finance 0.5%
Discover Financial Services	233,846	24,675,430
Financial services 2.1%
Berkshire Hathaway, Inc., Class B (A)	263,257	101,022,241
Health care 9.6%		464,426,474
Biotechnology 2.1%
Gilead Sciences, Inc.	549,326	42,990,253
Regeneron Pharmaceuticals, Inc. (A)	24,075	22,697,429
2	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (A)	77,092	$33,410,131
Health care equipment and supplies 1.1%
Abbott Laboratories	251,122	28,414,454
Stryker Corp.	79,824	26,779,356
Health care providers and services 2.2%
McKesson Corp.	59,948	29,967,406
UnitedHealth Group, Inc.	150,177	76,851,578
Life sciences tools and services 0.9%
Thermo Fisher Scientific, Inc.	79,055	42,609,064
Pharmaceuticals 3.3%
AstraZeneca PLC	258,457	34,265,376
Eli Lilly & Company	195,848	126,441,427
Industrials 6.1%		291,535,537
Commercial services and supplies 0.1%
TOMRA Systems ASA	645,317	6,482,065
Construction and engineering 1.2%
Vinci SA	435,947	55,069,619
Industrial conglomerates 1.1%
Honeywell International, Inc.	255,953	51,769,054
Machinery 3.7%
Cummins, Inc.	151,957	36,363,310
Deere & Company	199,021	78,330,685
Ingersoll Rand, Inc.	795,402	63,520,804
Information technology 15.6%		753,235,397
Communications equipment 0.5%
Cisco Systems, Inc.	499,272	25,053,469
Electronic equipment, instruments and components 0.8%
TE Connectivity, Ltd.	268,250	38,142,468
Semiconductors and semiconductor equipment 4.9%
ASML Holding NV, NYRS	83,228	72,393,379
Broadcom, Inc.	111,709	131,816,620
Micron Technology, Inc.	403,973	34,640,685
Software 7.5%
Microsoft Corp.	625,657	248,748,710
Salesforce, Inc. (A)	212,773	59,808,363
SAP SE, ADR (B)	303,839	52,594,531
Technology hardware, storage and peripherals 1.9%
Apple, Inc.	488,271	90,037,172
Materials 2.4%		116,702,453
Chemicals 0.8%
Linde PLC	94,070	38,082,358
Metals and mining 1.6%
Freeport-McMoRan, Inc.	1,980,854	78,620,095
Real estate 0.9%		44,533,864
Specialized REITs 0.9%
American Tower Corp.	90,003	17,609,087
Digital Realty Trust, Inc.	191,690	26,924,777
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	3

	Shares	Value
Utilities 0.0%		$851,690
Multi-utilities 0.0%

Algonquin Power & Utilities Corp.	40,250	851,690

Preferred securities 0.0%		$799,020
(Cost $1,024,438)
Communication services 0.0%		617,520
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.625%	33,200	617,520
Financials 0.0%		181,500
Banks 0.0%
Wells Fargo & Company, 7.500%	150	181,500

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 18.6%				$893,914,977
(Cost $907,757,897)
U.S. Government 7.6%				363,928,947
U.S. Treasury
Bond	2.250	02-15-52	5,142,000	3,451,367
Bond	3.000	08-15-52	18,482,000	14,656,370
Bond	3.375	08-15-42	41,523,000	36,554,838
Bond	3.375	11-15-48	8,387,000	7,138,123
Bond	4.000	11-15-42	34,513,000	33,131,132
Bond	4.125	08-15-53	55,177,000	54,254,510
Bond	4.750	11-15-43	61,456,000	65,056,938
Note	4.000	01-31-29	14,081,000	14,165,706
Note	4.000	01-31-31	93,022,000	93,501,645
Note	4.500	11-15-33	40,239,000	42,018,318
U.S. Government Agency 11.0%				529,986,030
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	4,148,630	3,748,682
15 Yr Pass Thru	2.500	11-01-34	1,346,780	1,254,624
15 Yr Pass Thru	4.500	12-01-37	933,300	926,864
15 Yr Pass Thru	4.500	02-01-38	6,193,227	6,150,520
30 Yr Pass Thru	2.500	08-01-51	4,801,723	4,109,283
30 Yr Pass Thru	2.500	11-01-51	3,541,420	3,022,977
30 Yr Pass Thru	2.500	12-01-51	1,212,342	1,030,316
30 Yr Pass Thru	3.000	03-01-43	399,843	364,489
30 Yr Pass Thru	3.000	12-01-45	1,782,617	1,615,009
30 Yr Pass Thru	3.000	10-01-46	6,029,289	5,449,206
30 Yr Pass Thru	3.000	10-01-46	1,964,115	1,769,622
30 Yr Pass Thru	3.000	12-01-46	1,496,146	1,344,720
30 Yr Pass Thru	3.000	12-01-46	1,357,360	1,226,767
30 Yr Pass Thru	3.000	04-01-47	2,403,613	2,157,643
30 Yr Pass Thru	3.000	10-01-49	3,246,035	2,889,511
30 Yr Pass Thru	3.000	10-01-49	2,502,929	2,227,241
30 Yr Pass Thru	3.000	12-01-49	721,020	641,603
30 Yr Pass Thru	3.000	12-01-49	3,466,343	3,078,039
30 Yr Pass Thru	3.000	01-01-50	4,578,931	4,074,579
30 Yr Pass Thru	3.500	10-01-46	2,173,766	2,018,874
30 Yr Pass Thru	3.500	12-01-46	943,187	881,285
30 Yr Pass Thru	3.500	11-01-48	736,959	687,671
30 Yr Pass Thru	3.500	03-01-52	1,978,878	1,819,551
30 Yr Pass Thru	3.500	03-01-52	2,981,549	2,728,449
4	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	04-01-52	7,083,760	$6,511,206
30 Yr Pass Thru	4.000	11-01-47	351,287	336,417
30 Yr Pass Thru	4.000	08-01-48	421,461	404,938
30 Yr Pass Thru	4.000	08-01-49	5,411,995	5,159,731
30 Yr Pass Thru	4.000	04-01-52	6,314,096	5,991,666
30 Yr Pass Thru	4.000	05-01-52	191,028	182,288
30 Yr Pass Thru	4.000	05-01-52	5,730,220	5,410,745
30 Yr Pass Thru	4.000	08-01-52	2,895,336	2,730,294
30 Yr Pass Thru	4.000	08-01-52	8,009,920	7,598,390
30 Yr Pass Thru	4.000	04-01-53	1,638,725	1,556,580
30 Yr Pass Thru	4.500	03-01-41	668,647	664,625
30 Yr Pass Thru	4.500	07-01-52	1,658,319	1,614,681
30 Yr Pass Thru	4.500	07-01-52	5,986,657	5,829,121
30 Yr Pass Thru	4.500	08-01-52	1,025,650	1,002,827
30 Yr Pass Thru	4.500	08-01-52	4,914,356	4,798,859
30 Yr Pass Thru	4.500	08-01-52	4,092,881	3,996,690
30 Yr Pass Thru	4.500	09-01-52	2,536,870	2,469,321
30 Yr Pass Thru	4.500	09-01-52	2,843,675	2,780,398
30 Yr Pass Thru	4.500	09-01-52	17,438,952	17,029,102
30 Yr Pass Thru	4.500	12-01-52	1,439,306	1,400,532
30 Yr Pass Thru	4.500	12-01-52	6,500,264	6,361,714
30 Yr Pass Thru	4.500	04-01-53	1,343,869	1,313,126
30 Yr Pass Thru	4.500	04-01-53	5,826,669	5,678,077
30 Yr Pass Thru	4.500	05-01-53	1,288,590	1,264,748
30 Yr Pass Thru	4.500	08-01-53	4,799,508	4,686,710
30 Yr Pass Thru	5.000	09-01-52	9,239,662	9,146,187
30 Yr Pass Thru	5.000	10-01-52	3,442,488	3,413,040
30 Yr Pass Thru	5.000	11-01-52	6,571,394	6,502,859
30 Yr Pass Thru	5.000	12-01-52	1,714,314	1,709,293
30 Yr Pass Thru	5.000	12-01-52	3,447,451	3,447,049
30 Yr Pass Thru	5.000	12-01-52	5,809,348	5,759,654
30 Yr Pass Thru	5.000	02-01-53	5,511,527	5,457,491
30 Yr Pass Thru	5.000	07-01-53	9,163,252	9,130,684
30 Yr Pass Thru	5.000	07-01-53	4,138,719	4,122,716
30 Yr Pass Thru	5.000	08-01-53	4,077,711	4,065,767
30 Yr Pass Thru	5.500	11-01-39	431,021	446,969
30 Yr Pass Thru	5.500	09-01-52	6,939,533	7,035,729
30 Yr Pass Thru	5.500	06-01-53	2,801,283	2,838,363
30 Yr Pass Thru	5.500	07-01-53	3,061,724	3,102,252
Federal National Mortgage Association
15 Yr Pass Thru	2.000	04-01-37	4,233,488	3,825,359
15 Yr Pass Thru	2.500	01-01-36	4,620,066	4,296,711
15 Yr Pass Thru	4.500	11-01-37	4,804,637	4,773,007
15 Yr Pass Thru	4.500	12-01-37	1,549,854	1,539,166
30 Yr Pass Thru	2.000	12-01-50	6,177,934	5,018,295
30 Yr Pass Thru	2.000	07-01-51	10,624,260	8,630,017
30 Yr Pass Thru	2.500	09-01-50	9,323,929	8,002,667
30 Yr Pass Thru	2.500	08-01-51	6,568,339	5,606,773
30 Yr Pass Thru	2.500	08-01-51	3,441,777	2,937,921
30 Yr Pass Thru	2.500	10-01-51	1,705,180	1,454,486
30 Yr Pass Thru	2.500	11-01-51	3,647,662	3,123,925
30 Yr Pass Thru	2.500	01-01-52	3,897,955	3,315,137
30 Yr Pass Thru	2.500	03-01-52	35,204,588	29,918,830
30 Yr Pass Thru	3.000	02-01-43	260,410	236,015
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	03-01-43	95,792	$87,270
30 Yr Pass Thru	3.000	05-01-43	153,824	139,581
30 Yr Pass Thru	3.000	12-01-45	1,865,318	1,680,845
30 Yr Pass Thru	3.000	02-01-47	1,506,183	1,359,580
30 Yr Pass Thru	3.000	10-01-47	3,153,418	2,837,615
30 Yr Pass Thru	3.000	12-01-47	843,952	757,588
30 Yr Pass Thru	3.000	10-01-49	3,628,342	3,238,899
30 Yr Pass Thru	3.000	11-01-49	645,464	574,369
30 Yr Pass Thru	3.000	02-01-52	2,195,454	1,942,656
30 Yr Pass Thru	3.500	06-01-42	1,548,269	1,454,181
30 Yr Pass Thru	3.500	06-01-43	2,926,348	2,742,744
30 Yr Pass Thru	3.500	12-01-44	542,027	503,468
30 Yr Pass Thru	3.500	04-01-45	483,063	450,963
30 Yr Pass Thru	3.500	04-01-45	187,411	174,957
30 Yr Pass Thru	3.500	07-01-47	4,386,882	4,098,110
30 Yr Pass Thru	3.500	12-01-47	694,614	646,503
30 Yr Pass Thru	3.500	06-01-49	3,840,772	3,559,143
30 Yr Pass Thru	3.500	09-01-49	391,250	360,360
30 Yr Pass Thru	3.500	01-01-50	1,388,742	1,277,472
30 Yr Pass Thru	3.500	03-01-50	2,400,006	2,207,710
30 Yr Pass Thru	3.500	02-01-52	1,781,988	1,650,347
30 Yr Pass Thru	3.500	04-01-52	2,423,903	2,225,715
30 Yr Pass Thru (C)	4.000	TBA	2,843,000	2,675,910
30 Yr Pass Thru	4.000	01-01-41	841,523	812,579
30 Yr Pass Thru	4.000	09-01-41	398,219	384,036
30 Yr Pass Thru	4.000	10-01-41	2,733,136	2,638,143
30 Yr Pass Thru	4.000	01-01-47	3,044,691	2,937,976
30 Yr Pass Thru	4.000	04-01-48	439,816	422,614
30 Yr Pass Thru	4.000	10-01-48	409,694	393,286
30 Yr Pass Thru	4.000	01-01-49	354,072	337,458
30 Yr Pass Thru	4.000	07-01-49	488,191	467,723
30 Yr Pass Thru	4.000	07-01-49	1,083,040	1,035,942
30 Yr Pass Thru	4.000	08-01-49	2,166,225	2,076,084
30 Yr Pass Thru	4.000	02-01-50	1,765,436	1,683,145
30 Yr Pass Thru	4.000	03-01-51	7,031,497	6,723,521
30 Yr Pass Thru	4.000	08-01-51	3,810,511	3,644,803
30 Yr Pass Thru	4.000	04-01-52	732,074	695,377
30 Yr Pass Thru	4.000	05-01-52	9,216,934	8,746,271
30 Yr Pass Thru	4.000	05-01-52	3,265,699	3,079,546
30 Yr Pass Thru	4.000	06-01-52	207,622	198,123
30 Yr Pass Thru	4.000	06-01-52	2,156,990	2,058,302
30 Yr Pass Thru	4.000	06-01-52	2,316,050	2,184,029
30 Yr Pass Thru	4.000	07-01-52	12,142,012	11,544,745
30 Yr Pass Thru	4.000	07-01-52	2,703,853	2,564,936
30 Yr Pass Thru	4.000	07-01-52	2,143,483	2,033,356
30 Yr Pass Thru	4.000	07-01-52	2,362,883	2,230,407
30 Yr Pass Thru	4.500	11-01-39	752,335	747,133
30 Yr Pass Thru	4.500	09-01-40	397,096	394,213
30 Yr Pass Thru	4.500	05-01-41	248,216	246,428
30 Yr Pass Thru	4.500	07-01-41	941,068	934,258
30 Yr Pass Thru	4.500	01-01-43	295,423	293,229
30 Yr Pass Thru	4.500	04-01-48	1,599,566	1,580,468
30 Yr Pass Thru	4.500	07-01-48	645,765	635,835
30 Yr Pass Thru	4.500	06-01-52	3,041,513	2,970,982
6	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	06-01-52	7,075,246	$6,889,065
30 Yr Pass Thru	4.500	07-01-52	5,799,672	5,647,056
30 Yr Pass Thru	4.500	08-01-52	3,448,345	3,343,594
30 Yr Pass Thru	4.500	08-01-52	802,867	785,002
30 Yr Pass Thru	4.500	08-01-52	5,763,258	5,588,188
30 Yr Pass Thru	4.500	09-01-52	4,798,084	4,694,316
30 Yr Pass Thru	4.500	09-01-52	1,495,979	1,460,353
30 Yr Pass Thru	4.500	10-01-52	4,216,809	4,125,612
30 Yr Pass Thru	4.500	10-01-52	1,949,028	1,897,131
30 Yr Pass Thru	4.500	11-01-52	1,978,059	1,930,952
30 Yr Pass Thru	4.500	04-01-53	5,651,100	5,514,756
30 Yr Pass Thru	4.500	05-01-53	1,200,032	1,172,579
30 Yr Pass Thru	5.000	08-01-52	11,290,613	11,313,994
30 Yr Pass Thru	5.000	09-01-52	7,176,693	7,104,089
30 Yr Pass Thru (C)	5.000	09-01-52	7,645,801	7,625,795
30 Yr Pass Thru	5.000	10-01-52	3,241,126	3,232,645
30 Yr Pass Thru	5.000	12-01-52	3,420,658	3,411,707
30 Yr Pass Thru	5.000	01-01-53	7,804,981	7,816,265
30 Yr Pass Thru	5.000	04-01-53	8,900,534	8,868,900
30 Yr Pass Thru	5.000	05-01-53	9,969,823	9,949,966
30 Yr Pass Thru	5.000	05-01-53	3,996,490	3,997,273
30 Yr Pass Thru	5.000	07-01-53	3,131,306	3,123,112
30 Yr Pass Thru	5.500	10-01-52	6,383,948	6,468,452
30 Yr Pass Thru	5.500	12-01-52	5,539,889	5,614,952
30 Yr Pass Thru	5.500	12-01-52	2,040,651	2,068,301
30 Yr Pass Thru	5.500	12-01-52	2,111,865	2,152,359
30 Yr Pass Thru	7.000	06-01-32	470	489
30 Yr Pass Thru	7.500	04-01-31	871	918

30 Yr Pass Thru	8.000	01-01-31	579	602
Corporate bonds 12.7%				$610,956,131
(Cost $644,139,831)
Communication services 1.0%				47,082,911
Diversified telecommunication services 0.2%
C&W Senior Financing DAC (D)	6.875	09-15-27	1,185,000	1,122,788
Connect Finco SARL (D)	6.750	10-01-26	1,637,000	1,599,893
GCI LLC (D)	4.750	10-15-28	1,430,000	1,310,924
Telesat Canada (D)	5.625	12-06-26	652,000	394,460
Total Play Telecomunicaciones SA de CV (D)	6.375	09-20-28	1,376,000	600,624
Total Play Telecomunicaciones SA de CV (D)	7.500	11-12-25	2,286,000	1,330,327
Zayo Group Holdings, Inc. (D)	4.000	03-01-27	1,055,000	802,257
Zayo Group Holdings, Inc. (D)	6.125	03-01-28	978,000	651,240
Entertainment 0.3%
Netflix, Inc.	4.875	04-15-28	2,344,000	2,360,298
Netflix, Inc. (D)	5.375	11-15-29	435,000	447,669
Netflix, Inc.	5.875	11-15-28	2,340,000	2,460,746
WarnerMedia Holdings, Inc.	4.279	03-15-32	1,456,000	1,333,128
WarnerMedia Holdings, Inc.	5.050	03-15-42	820,000	726,855
WarnerMedia Holdings, Inc.	5.141	03-15-52	4,286,000	3,684,106
WMG Acquisition Corp. (D)	3.875	07-15-30	704,000	627,440
Interactive media and services 0.0%
Match Group Holdings II LLC (D)	3.625	10-01-31	470,000	401,850
Match Group Holdings II LLC (D)	4.125	08-01-30	1,051,000	945,648
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	7

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media 0.3%
Charter Communications Operating LLC	4.200	03-15-28	2,897,000	$2,784,650
Charter Communications Operating LLC	5.750	04-01-48	3,088,000	2,692,230
Charter Communications Operating LLC	6.384	10-23-35	2,313,000	2,332,100
Globo Comunicacao e Participacoes SA (D)	4.875	01-22-30	704,000	607,684
LCPR Senior Secured Financing DAC (D)	5.125	07-15-29	625,000	550,038
News Corp. (D)	3.875	05-15-29	1,198,000	1,101,262
Paramount Global	4.200	05-19-32	539,000	479,626
Paramount Global	4.375	03-15-43	1,107,000	801,800
Paramount Global	4.950	05-19-50	2,251,000	1,795,315
Sirius XM Radio, Inc. (D)	4.000	07-15-28	1,220,000	1,107,892
Sirius XM Radio, Inc. (D)	5.000	08-01-27	1,935,000	1,859,980
Wireless telecommunication services 0.2%
Millicom International Cellular SA (D)	6.250	03-25-29	1,066,500	1,017,905
T-Mobile USA, Inc.	2.875	02-15-31	245,000	214,353
T-Mobile USA, Inc.	3.875	04-15-30	5,386,000	5,093,551
T-Mobile USA, Inc.	5.650	01-15-53	1,500,000	1,548,093
Vodafone Group PLC	5.625	02-10-53	996,000	1,003,379
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	1,251,000	1,292,800
Consumer discretionary 1.2%				58,132,499
Automobile components 0.0%
Dealer Tire LLC (D)	8.000	02-01-28	644,000	637,985
Automobiles 0.6%
Ford Motor Company	3.250	02-12-32	1,181,000	977,658
Ford Motor Credit Company LLC	4.000	11-13-30	1,248,000	1,113,093
Ford Motor Credit Company LLC	4.125	08-17-27	1,975,000	1,875,912
Ford Motor Credit Company LLC	5.113	05-03-29	2,689,000	2,612,555
Ford Motor Credit Company LLC	6.800	05-12-28	4,677,000	4,859,914
General Motors Company	5.400	10-15-29	2,000,000	2,031,450
General Motors Company	5.400	04-01-48	905,000	825,660
General Motors Financial Company, Inc.	2.400	10-15-28	3,917,000	3,484,038
General Motors Financial Company, Inc.	3.600	06-21-30	4,847,000	4,389,511
Hyundai Capital America (D)	2.375	10-15-27	726,000	663,466
Hyundai Capital America (D)	5.300	01-08-29	772,000	783,014
Nissan Motor Acceptance Company LLC (D)	1.850	09-16-26	2,048,000	1,853,146
Nissan Motor Acceptance Company LLC (D)	2.000	03-09-26	1,011,000	934,277
Broadline retail 0.0%
Macy’s Retail Holdings LLC (D)	5.875	04-01-29	617,000	598,490
Macy’s Retail Holdings LLC (D)	5.875	03-15-30	529,000	501,624
Macy’s Retail Holdings LLC (D)	6.125	03-15-32	974,000	919,066
Distributors 0.0%
LKQ Corp.	5.750	06-15-28	565,000	576,557
Diversified consumer services 0.0%
GEMS MENASA Cayman, Ltd. (D)	7.125	07-31-26	576,000	569,560
Sotheby’s (D)	7.375	10-15-27	707,000	679,442
Hotels, restaurants and leisure 0.3%
Booking Holdings, Inc.	4.625	04-13-30	1,822,000	1,826,989
Caesars Entertainment, Inc. (D)	6.500	02-15-32	709,000	716,842
CCM Merger, Inc. (D)	6.375	05-01-26	503,000	496,753
Full House Resorts, Inc. (D)	8.250	02-15-28	730,000	691,989
Hilton Grand Vacations Borrower Escrow LLC (D)	5.000	06-01-29	1,285,000	1,187,374
8	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Hilton Grand Vacations Borrower Escrow LLC (D)	6.625	01-15-32	1,344,000	$1,346,832
Jacobs Entertainment, Inc. (D)	6.750	02-15-29	568,000	538,930
MGM Resorts International	4.750	10-15-28	1,967,000	1,863,625
Midwest Gaming Borrower LLC (D)	4.875	05-01-29	1,433,000	1,322,016
Mohegan Tribal Gaming Authority (D)	8.000	02-01-26	1,197,000	1,124,103
Resorts World Las Vegas LLC (D)	4.625	04-16-29	1,290,000	1,146,165
Resorts World Las Vegas LLC (D)	4.625	04-06-31	600,000	508,500
Resorts World Las Vegas LLC (D)	8.450	07-27-30	1,000,000	1,041,220
Travel + Leisure Company (D)	4.625	03-01-30	628,000	565,414
Household durables 0.1%
Brookfield Residential Properties, Inc. (D)	5.000	06-15-29	773,000	704,358
Century Communities, Inc. (D)	3.875	08-15-29	1,092,000	982,530
KB Home	4.000	06-15-31	1,246,000	1,098,676
MDC Holdings, Inc.	2.500	01-15-31	632,000	530,690
Specialty retail 0.2%
Asbury Automotive Group, Inc. (D)	4.625	11-15-29	274,000	252,432
Asbury Automotive Group, Inc.	4.750	03-01-30	884,000	817,979
AutoNation, Inc.	4.750	06-01-30	1,698,000	1,632,766
Group 1 Automotive, Inc. (D)	4.000	08-15-28	616,000	567,895
Lithia Motors, Inc. (D)	3.875	06-01-29	577,000	517,858
Lithia Motors, Inc. (D)	4.375	01-15-31	577,000	517,370
Lithia Motors, Inc. (D)	4.625	12-15-27	288,000	275,912
The Michaels Companies, Inc. (D)	5.250	05-01-28	1,383,000	1,086,307
The Michaels Companies, Inc. (D)	7.875	05-01-29	1,615,000	1,032,944
Valvoline, Inc. (D)	3.625	06-15-31	1,256,000	1,073,955
Textiles, apparel and luxury goods 0.0%
Tapestry, Inc.	7.700	11-27-30	928,000	983,585
Tapestry, Inc.	7.850	11-27-33	743,000	794,072
Consumer staples 0.3%				14,122,319
Food products 0.3%
Coruripe Netherlands BV (D)	10.000	02-10-27	731,000	585,503
Fiesta Purchaser, Inc. (D)	7.875	03-01-31	243,000	243,000
JBS USA LUX SA	3.625	01-15-32	1,400,000	1,191,761
JBS USA LUX SA	3.750	12-01-31	434,000	372,023
JBS USA LUX SA	5.125	02-01-28	909,000	899,660
JBS USA LUX SA	5.750	04-01-33	2,277,000	2,254,363
Kraft Heinz Foods Company	4.375	06-01-46	3,248,000	2,810,330
Kraft Heinz Foods Company	5.000	06-04-42	960,000	918,634
MARB BondCo PLC (D)	3.950	01-29-31	1,895,000	1,516,415
NBM US Holdings, Inc. (D)	6.625	08-06-29	1,623,000	1,582,969
Pilgrim’s Pride Corp.	6.250	07-01-33	1,712,000	1,747,661
Energy 1.8%				88,943,215
Oil, gas and consumable fuels 1.8%
Aker BP ASA (D)	3.100	07-15-31	840,000	720,365
Aker BP ASA (D)	3.750	01-15-30	534,000	491,167
Aker BP ASA (D)	4.000	01-15-31	2,536,000	2,321,908
Antero Midstream Partners LP (D)	5.375	06-15-29	1,269,000	1,218,357
Antero Midstream Partners LP (D)	6.625	02-01-32	1,011,000	1,004,813
Antero Resources Corp. (D)	5.375	03-01-30	230,000	219,318
Ascent Resources Utica Holdings LLC (D)	5.875	06-30-29	1,338,000	1,260,316
Ascent Resources Utica Holdings LLC (D)	8.250	12-31-28	274,000	280,269
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	9

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Cheniere Energy Partners LP	4.000	03-01-31	2,216,000	$2,010,456
Cheniere Energy Partners LP	4.500	10-01-29	2,031,000	1,937,535
Civitas Resources, Inc. (D)	8.625	11-01-30	757,000	807,386
Columbia Pipelines Holding Company LLC (D)	5.681	01-15-34	1,253,000	1,257,078
Columbia Pipelines Operating Company LLC (D)	5.927	08-15-30	606,000	629,929
Columbia Pipelines Operating Company LLC (D)	6.036	11-15-33	940,000	986,870
Continental Resources, Inc. (D)	2.875	04-01-32	1,148,000	936,759
Continental Resources, Inc.	4.900	06-01-44	1,129,000	923,889
Continental Resources, Inc. (D)	5.750	01-15-31	1,127,000	1,121,705
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%)	5.500	07-15-77	1,750,000	1,629,790
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	2,143,000	2,004,460
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	1,355,000	1,292,994
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	991,000	1,059,473
Energean Israel Finance, Ltd. (D)	5.375	03-30-28	439,000	382,545
Energean Israel Finance, Ltd. (D)	5.875	03-30-31	772,000	640,774
Energy Transfer LP	4.200	04-15-27	1,199,000	1,170,453
Energy Transfer LP	5.150	03-15-45	1,708,000	1,567,586
Energy Transfer LP	5.250	04-15-29	1,790,000	1,808,749
Energy Transfer LP	5.400	10-01-47	1,683,000	1,564,786
Energy Transfer LP	5.500	06-01-27	1,681,000	1,704,876
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (E)	6.500	11-15-26	3,084,000	2,980,003
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (E)	7.125	05-15-30	2,595,000	2,508,459
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	3,087,000	2,972,929
EQM Midstream Partners LP (D)	7.500	06-01-27	226,000	232,531
EQM Midstream Partners LP (D)	7.500	06-01-30	128,000	137,284
Global Partners LP (D)	8.250	01-15-32	357,000	366,190
Hess Midstream Operations LP (D)	4.250	02-15-30	399,000	367,021
Hess Midstream Operations LP (D)	5.500	10-15-30	178,000	173,995
Kinder Morgan Energy Partners LP	7.750	03-15-32	981,000	1,115,876
Leviathan Bond, Ltd. (D)	6.500	06-30-27	2,080,000	1,935,224
Leviathan Bond, Ltd. (D)	6.750	06-30-30	256,000	229,461
MC Brazil Downstream Trading SARL (D)	7.250	06-30-31	1,503,138	1,155,645
MPLX LP	4.250	12-01-27	1,156,000	1,132,316
MPLX LP	4.950	09-01-32	1,038,000	1,012,681
MPLX LP	5.000	03-01-33	1,064,000	1,040,976
Occidental Petroleum Corp.	6.450	09-15-36	1,593,000	1,699,333
Occidental Petroleum Corp.	6.600	03-15-46	874,000	943,972
Occidental Petroleum Corp.	6.625	09-01-30	2,093,000	2,226,743
ONEOK, Inc.	5.650	11-01-28	754,000	778,286
ONEOK, Inc.	6.050	09-01-33	2,826,000	2,967,301
ONEOK, Inc.	6.625	09-01-53	1,805,000	1,987,751
Ovintiv, Inc.	5.650	05-15-28	584,000	594,188
Ovintiv, Inc.	6.250	07-15-33	586,000	611,217
Ovintiv, Inc.	7.200	11-01-31	318,000	347,288
Parkland Corp. (D)	4.500	10-01-29	823,000	756,837
Parkland Corp. (D)	4.625	05-01-30	949,000	874,333
Petroleos Mexicanos	7.690	01-23-50	3,286,000	2,297,266
Petroleos Mexicanos	8.750	06-02-29	855,000	825,897
Sabine Pass Liquefaction LLC	4.200	03-15-28	1,070,000	1,047,623
10	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Sabine Pass Liquefaction LLC	4.500	05-15-30	2,863,000	$2,794,774
Sabine Pass Liquefaction LLC	5.000	03-15-27	890,000	892,311
Southwestern Energy Company	4.750	02-01-32	727,000	673,373
Sunoco LP	4.500	04-30-30	1,361,000	1,258,012
Talos Production, Inc. (D)	9.000	02-01-29	160,000	162,135
Talos Production, Inc. (D)	9.375	02-01-31	201,000	205,528
Targa Resources Corp.	4.950	04-15-52	1,820,000	1,587,229
Targa Resources Corp.	6.150	03-01-29	1,528,000	1,596,905
Targa Resources Partners LP	4.000	01-15-32	1,616,000	1,456,533
The Williams Companies, Inc.	3.750	06-15-27	653,000	630,059
The Williams Companies, Inc.	4.650	08-15-32	606,000	588,491
Var Energi ASA (D)	7.500	01-15-28	380,000	403,285
Var Energi ASA (D)	8.000	11-15-32	3,215,000	3,613,210
Venture Global Calcasieu Pass LLC (D)	3.875	08-15-29	476,000	425,431
Venture Global Calcasieu Pass LLC (D)	4.125	08-15-31	834,000	737,524
Venture Global LNG, Inc. (D)	9.500	02-01-29	1,608,000	1,707,759
Western Midstream Operating LP	4.300	02-01-30	1,625,000	1,518,944
Western Midstream Operating LP	6.150	04-01-33	406,000	418,480
Financials 3.6%				170,940,088
Banks 2.4%
Banco Santander SA	4.379	04-12-28	1,603,000	1,552,814
Bank of America Corp. (2.087% to 6-14-28, then Overnight SOFR + 1.060%)	2.087	06-14-29	2,617,000	2,319,466
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	2,889,000	2,501,742
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	4,958,000	4,208,946
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	2,364,000	2,099,924
Bank of America Corp. (3.970% to 3-5-28, then 3 month CME Term SOFR + 1.332%)	3.970	03-05-29	2,086,000	2,005,798
Bank of America Corp. (6.300% to 3-10-26, then 3 month CME Term SOFR + 4.815%) (E)	6.300	03-10-26	2,765,000	2,766,106
Barclays PLC (4.375% to 9-15-28, then 5 Year CMT + 3.410%) (E)	4.375	03-15-28	1,977,000	1,542,788
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (E)	8.000	03-15-29	959,000	927,652
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (D)(E)	9.250	11-17-27	781,000	831,831
BPCE SA (5.716% to 1-18-29, then 1 Year CMT + 1.959%) (D)	5.716	01-18-30	1,359,000	1,368,057
Citigroup, Inc.	4.600	03-09-26	1,938,000	1,922,696
Citigroup, Inc. (4.700% to 1-30-25, then Overnight SOFR + 3.234%) (E)	4.700	01-30-25	2,303,000	2,192,160
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	1,994,000	2,068,280
Citigroup, Inc. (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%) (E)	6.250	08-15-26	1,970,000	1,959,411
Citizens Financial Group, Inc.	3.250	04-30-30	2,588,000	2,286,494
Comerica, Inc. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	1,083,000	1,079,752
Credit Agricole SA (D)	3.250	01-14-30	3,030,000	2,677,787
Credit Agricole SA (6.316% to 10-3-28, then Overnight SOFR + 1.860%) (D)	6.316	10-03-29	1,910,000	1,991,756
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (E)(F)	8.625	03-04-24	1,193,000	1,164,974
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	1,127,000	1,164,825
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	809,000	849,264
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (E)	6.500	04-16-25	375,000	366,625
JPMorgan Chase & Co. (2.522% to 4-22-30, then Overnight SOFR + 2.040%)	2.522	04-22-31	2,981,000	2,592,016
JPMorgan Chase & Co. (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%)	2.956	05-13-31	2,703,000	2,385,657
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%)	4.452	12-05-29	803,000	788,324
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (E)	4.600	02-01-25	2,088,000	2,034,192
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (5.012% to 1-23-29, then Overnight SOFR + 1.310%)	5.012	01-23-30	1,862,000	$1,871,322
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	1,600,000	1,584,598
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (E)	5.125	11-01-26	755,000	688,613
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	918,000	900,333
NatWest Group PLC (6.000% to 6-29-26, then 5 Year CMT + 5.625%) (E)	6.000	12-29-25	2,020,000	1,967,854
NatWest Markets PLC (D)	1.600	09-29-26	2,562,000	2,347,154
Popular, Inc.	7.250	03-13-28	1,510,000	1,565,870
Santander Holdings USA, Inc. (2.490% to 1-6-27, then Overnight SOFR + 1.249%)	2.490	01-06-28	1,711,000	1,564,257
Santander Holdings USA, Inc.	3.244	10-05-26	3,634,000	3,426,870
Santander Holdings USA, Inc.	3.450	06-02-25	3,299,000	3,208,038
Santander Holdings USA, Inc.	4.400	07-13-27	870,000	845,633
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (D)(E)	5.375	11-18-30	1,688,000	1,379,166
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (D)	6.221	06-15-33	1,152,000	1,152,130
Societe Generale SA (6.446% to 1-10-28, then 1 Year CMT + 2.550%) (D)	6.446	01-10-29	2,945,000	3,039,840
The PNC Financial Services Group, Inc.	3.150	05-19-27	97,000	92,085
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (E)	3.400	09-15-26	2,601,000	2,238,960
The PNC Financial Services Group, Inc. (5.582% to 6-12-28, then Overnight SOFR + 1.841%)	5.582	06-12-29	2,923,000	2,983,750
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	1,688,000	1,765,341
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (E)	6.250	03-15-30	1,507,000	1,431,486
The PNC Financial Services Group, Inc. (3 month CME Term SOFR + 3.302%) (E)(F)	8.679	03-01-24	1,001,000	1,003,681
Truist Financial Corp. (5.435% to 1-24-29, then Overnight SOFR + 1.620%)	5.435	01-24-30	1,313,000	1,324,190
Truist Financial Corp. (5.711% to 1-24-34, then Overnight SOFR + 1.922%)	5.711	01-24-35	891,000	906,021
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	1,739,000	1,781,230
Truist Financial Corp. (7.161% to 10-30-28, then Overnight SOFR + 2.446%)	7.161	10-30-29	1,115,000	1,204,161
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	1,090,000	1,102,917
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	1,949,000	2,011,364
U.S. Bancorp (6.787% to 10-26-26, then Overnight SOFR + 1.880%)	6.787	10-26-27	1,851,000	1,931,031
Wells Fargo & Company (2.393% to 6-2-27, then Overnight SOFR + 2.100%)	2.393	06-02-28	4,667,000	4,306,171
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	3,702,000	3,296,979
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	4,371,000	3,836,604
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%)	5.198	01-23-30	2,835,000	2,857,043
Wells Fargo & Company (5.875% to 6-15-25, then 9.865% thereafter) (E)	5.875	06-15-25	4,624,000	4,595,078
Capital markets 0.8%
Ares Capital Corp.	2.150	07-15-26	1,902,000	1,736,252
Ares Capital Corp.	2.875	06-15-28	1,511,000	1,341,994
Ares Capital Corp.	3.250	07-15-25	967,000	931,466
Ares Capital Corp.	3.875	01-15-26	304,000	292,283
Ares Capital Corp.	5.875	03-01-29	1,148,000	1,137,791
Blackstone Private Credit Fund	2.700	01-15-25	622,000	603,717
Blackstone Private Credit Fund	3.250	03-15-27	450,000	413,644
Blackstone Private Credit Fund	4.000	01-15-29	1,945,000	1,788,377
Blackstone Private Credit Fund (D)	7.300	11-27-28	1,168,000	1,218,490
Deutsche Bank AG (2.311% to 11-16-26, then Overnight SOFR + 1.219%)	2.311	11-16-27	1,632,000	1,493,345
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	2,055,000	1,682,176
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	1,174,000	1,233,690
Jefferies Financial Group, Inc.	5.875	07-21-28	1,410,000	1,457,419
12	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Lazard Group LLC	4.375	03-11-29	1,466,000	$1,406,685
Macquarie Bank, Ltd. (D)	3.624	06-03-30	1,265,000	1,116,303
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	1,170,000	959,281
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	2,911,000	2,326,298
Morgan Stanley (4.431% to 1-23-29, then 3 month CME Term SOFR + 1.890%)	4.431	01-23-30	181,000	176,402
Morgan Stanley (5.164% to 4-20-28, then Overnight SOFR + 1.590%)	5.164	04-20-29	1,414,000	1,423,260
Morgan Stanley (5.173% to 1-16-29, then Overnight SOFR + 1.450%)	5.173	01-16-30	1,744,000	1,759,001
MSCI, Inc. (D)	3.625	11-01-31	2,061,000	1,809,686
The Charles Schwab Corp. (5.643% to 5-19-28, then Overnight SOFR + 2.210%)	5.643	05-19-29	1,965,000	2,010,495
The Charles Schwab Corp. (6.196% to 11-17-28, then Overnight SOFR + 1.878%)	6.196	11-17-29	1,900,000	1,987,178
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	5,327,000	4,494,843
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	1,979,000	1,655,520
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (D)	5.428	02-08-30	1,495,000	1,506,544
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (D)	6.301	09-22-34	1,145,000	1,212,817
UBS Group AG (9.250% to 11-13-28, then 5 Year CMT + 4.745%) (D)(E)	9.250	11-13-28	883,000	944,535
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (D)(E)	9.250	11-13-33	659,000	717,922
Consumer finance 0.1%
Ally Financial, Inc. (6.992% to 6-13-28, then Overnight SOFR + 3.260%)	6.992	06-13-29	1,542,000	1,597,101
Ally Financial, Inc.	7.100	11-15-27	1,157,000	1,216,684
Discover Financial Services	4.100	02-09-27	621,000	597,065
OneMain Finance Corp.	9.000	01-15-29	676,000	712,003
Financial services 0.1%
Block, Inc.	3.500	06-01-31	643,000	553,927
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	767,000	769,225
Nationstar Mortgage Holdings, Inc. (D)	5.125	12-15-30	491,000	441,318
Nationstar Mortgage Holdings, Inc. (D)	5.500	08-15-28	887,000	842,332
Nationstar Mortgage Holdings, Inc. (D)	6.000	01-15-27	254,000	249,052
Insurance 0.2%
Athene Holding, Ltd.	3.500	01-15-31	865,000	761,962
CNA Financial Corp.	2.050	08-15-30	627,000	527,547
CNO Financial Group, Inc.	5.250	05-30-29	2,053,000	2,021,047
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (D)	4.125	12-15-51	1,338,000	1,172,641
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	1,635,000	1,666,219
SBL Holdings, Inc. (D)	5.000	02-18-31	1,703,000	1,403,811
Teachers Insurance & Annuity Association of America (D)	4.270	05-15-47	1,996,000	1,711,633
Health care 0.7%				32,999,829
Biotechnology 0.2%
AbbVie, Inc.	3.200	11-21-29	4,987,000	4,648,365
Amgen, Inc.	5.250	03-02-30	3,845,000	3,936,587
Star Parent, Inc. (D)	9.000	10-01-30	768,000	807,555
Health care equipment and supplies 0.0%
Varex Imaging Corp. (D)	7.875	10-15-27	701,000	712,293
Health care providers and services 0.3%
AdaptHealth LLC (D)	5.125	03-01-30	915,000	715,484
Cencora, Inc.	2.800	05-15-30	1,569,000	1,404,653
Centene Corp.	2.450	07-15-28	507,000	451,149
Centene Corp.	3.000	10-15-30	1,327,000	1,147,935
Centene Corp.	3.375	02-15-30	935,000	837,358
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	13

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
CVS Health Corp.	3.750	04-01-30	1,436,000	$1,344,977
CVS Health Corp.	5.050	03-25-48	1,492,000	1,367,891
CVS Health Corp.	5.250	01-30-31	377,000	383,680
DaVita, Inc. (D)	3.750	02-15-31	1,175,000	968,657
DaVita, Inc. (D)	4.625	06-01-30	2,031,000	1,796,975
Fresenius Medical Care US Finance III, Inc. (D)	2.375	02-16-31	2,609,000	2,022,319
Universal Health Services, Inc.	1.650	09-01-26	1,349,000	1,239,408
Universal Health Services, Inc.	2.650	10-15-30	1,611,000	1,359,108
Life sciences tools and services 0.1%
IQVIA, Inc. (D)	6.250	02-01-29	939,000	977,232
Thermo Fisher Scientific, Inc.	4.977	08-10-30	959,000	980,354
Pharmaceuticals 0.1%
Royalty Pharma PLC	1.750	09-02-27	909,000	817,605
Viatris, Inc.	2.700	06-22-30	2,726,000	2,326,535
Viatris, Inc.	4.000	06-22-50	3,891,000	2,753,709
Industrials 1.7%				84,204,719
Aerospace and defense 0.2%
Embraer Netherlands Finance BV (D)	7.000	07-28-30	353,000	371,156
Huntington Ingalls Industries, Inc.	4.200	05-01-30	989,000	945,075
The Boeing Company	3.200	03-01-29	857,000	787,733
The Boeing Company	5.150	05-01-30	4,079,000	4,088,013
TransDigm, Inc.	5.500	11-15-27	1,094,000	1,064,362
Building products 0.1%
Builders FirstSource, Inc. (D)	4.250	02-01-32	1,355,000	1,211,701
Builders FirstSource, Inc. (D)	6.375	06-15-32	964,000	983,173
Owens Corning	3.875	06-01-30	257,000	240,625
Owens Corning	3.950	08-15-29	1,662,000	1,586,750
Commercial services and supplies 0.1%
Albion Financing 1 SARL (D)	6.125	10-15-26	959,000	942,053
Allied Universal Holdco LLC (D)	6.000	06-01-29	489,000	406,012
APX Group, Inc. (D)	5.750	07-15-29	1,358,000	1,289,685
Prime Security Services Borrower LLC (D)	3.375	08-31-27	192,000	176,861
Prime Security Services Borrower LLC (D)	6.250	01-15-28	792,000	784,864
Construction and engineering 0.0%
Global Infrastructure Solutions, Inc. (D)	5.625	06-01-29	1,265,000	1,142,742
MasTec, Inc. (D)	4.500	08-15-28	887,000	831,889
Electrical equipment 0.1%
Emerald Debt Merger Sub LLC (D)	6.625	12-15-30	985,000	994,919
Regal Rexnord Corp. (D)	6.050	02-15-26	1,253,000	1,266,336
Regal Rexnord Corp. (D)	6.400	04-15-33	1,074,000	1,116,131
Ground transportation 0.0%
Uber Technologies, Inc. (D)	4.500	08-15-29	1,938,000	1,834,395
Machinery 0.0%
Flowserve Corp.	3.500	10-01-30	1,019,000	908,180
Ingersoll Rand, Inc.	5.400	08-14-28	352,000	361,050
JB Poindexter & Company, Inc. (D)	8.750	12-15-31	667,000	682,841
Passenger airlines 0.8%
Air Canada 2013-1 Class A Pass Through Trust (D)	4.125	05-15-25	567,516	551,190
Air Canada 2017-1 Class B Pass Through Trust (D)	3.700	01-15-26	510,574	482,005
Air Canada 2020-1 Class C Pass Through Trust (D)	10.500	07-15-26	930,000	1,009,050
14	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
Alaska Airlines 2020-1 Class B Pass Through Trust (D)	8.000	08-15-25	667,972	$669,418
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	4,121,756	3,860,150
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,567,871	1,453,053
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	448,276	418,746
American Airlines 2016-3 Class A Pass Through Trust	3.250	10-15-28	225,403	200,329
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	825,559	748,801
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	1,391,029	1,294,402
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	783,093	692,958
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	1,651,069	1,401,709
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	1,680,234	1,484,791
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	572,632	517,035
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	1,228,539	1,043,720
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	1,636,580	1,460,095
American Airlines, Inc. (D)	7.250	02-15-28	1,146,000	1,161,540
British Airways 2018-1 Class A Pass Through Trust (D)	4.125	09-20-31	454,991	414,836
British Airways 2020-1 Class A Pass Through Trust (D)	4.250	11-15-32	589,754	552,469
British Airways 2020-1 Class B Pass Through Trust (D)	8.375	11-15-28	289,466	302,620
Delta Air Lines, Inc.	4.375	04-19-28	1,731,000	1,667,195
Delta Air Lines, Inc. (D)	4.750	10-20-28	2,263,559	2,229,036
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	1,266,516	1,072,668
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	1,987,578	1,910,178
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	1,597,226	1,437,600
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	1,287,222	1,217,544
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	691,107	660,375
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,482,147	1,336,170
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	2,663,024	2,686,034
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	872,920	852,621
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	1,871,000	1,899,676
United Airlines, Inc. (D)	4.375	04-15-26	140,000	135,050
United Airlines, Inc. (D)	4.625	04-15-29	288,000	266,409
US Airways 2012-2 Class A Pass Through Trust	4.625	06-03-25	725,508	710,246
Professional services 0.0%
Concentrix Corp.	6.600	08-02-28	1,832,000	1,883,467
TriNet Group, Inc. (D)	3.500	03-01-29	608,000	536,591
Trading companies and distributors 0.4%
AerCap Ireland Capital DAC	2.450	10-29-26	5,952,000	5,520,582
AerCap Ireland Capital DAC	3.000	10-29-28	2,792,000	2,533,190
AerCap Ireland Capital DAC	5.100	01-19-29	1,788,000	1,777,490
Air Lease Corp.	2.100	09-01-28	1,159,000	1,016,834
Air Lease Corp.	3.625	12-01-27	1,180,000	1,120,256
Ashtead Capital, Inc. (D)	2.450	08-12-31	1,113,000	905,963
Ashtead Capital, Inc. (D)	4.250	11-01-29	601,000	562,911
Ashtead Capital, Inc. (D)	4.375	08-15-27	1,075,000	1,038,139
Ashtead Capital, Inc. (D)	5.550	05-30-33	709,000	703,129
Ashtead Capital, Inc. (D)	5.800	04-15-34	899,000	904,053
Ashtead Capital, Inc. (D)	5.950	10-15-33	784,000	798,485
Beacon Roofing Supply, Inc. (D)	4.125	05-15-29	693,000	627,205
BlueLinx Holdings, Inc. (D)	6.000	11-15-29	1,187,000	1,122,701
SMBC Aviation Capital Finance DAC (D)	2.300	06-15-28	666,000	589,639
United Rentals North America, Inc.	3.875	11-15-27	785,000	747,819
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	15

	Rate (%)	Maturity date	Par value^	Value
Information technology 0.8%				$36,475,894
Communications equipment 0.1%
Motorola Solutions, Inc.	2.300	11-15-30	2,428,000	2,047,150
Motorola Solutions, Inc.	2.750	05-24-31	2,034,000	1,733,124
IT services 0.1%
Gartner, Inc. (D)	4.500	07-01-28	1,964,000	1,874,279
VeriSign, Inc.	2.700	06-15-31	1,093,000	930,080
Semiconductors and semiconductor equipment 0.5%
Broadcom, Inc. (D)	3.419	04-15-33	2,537,000	2,227,932
Broadcom, Inc.	4.750	04-15-29	5,911,000	5,906,892
Foundry JV Holdco LLC (D)	5.875	01-25-34	1,627,000	1,675,426
Marvell Technology, Inc.	2.450	04-15-28	2,255,000	2,044,577
Micron Technology, Inc.	2.703	04-15-32	1,289,000	1,081,889
Micron Technology, Inc.	4.185	02-15-27	1,995,000	1,955,003
Micron Technology, Inc.	5.300	01-15-31	1,091,000	1,102,359
Micron Technology, Inc.	5.327	02-06-29	1,814,000	1,843,280
Micron Technology, Inc.	6.750	11-01-29	3,149,000	3,399,784
NXP BV	3.875	06-18-26	2,319,000	2,259,367
Qorvo, Inc. (D)	3.375	04-01-31	1,276,000	1,095,111
Software 0.1%
Autodesk, Inc.	2.850	01-15-30	773,000	699,682
Consensus Cloud Solutions, Inc. (D)	6.500	10-15-28	827,000	742,767
Oracle Corp.	2.950	04-01-30	2,040,000	1,837,646
Technology hardware, storage and peripherals 0.0%
CDW LLC	3.250	02-15-29	460,000	415,869
Dell International LLC	5.300	10-01-29	1,564,000	1,603,677
Materials 0.5%				25,600,066
Chemicals 0.1%
Braskem Idesa SAPI (D)	6.990	02-20-32	1,072,000	699,230
Braskem Netherlands Finance BV (D)	4.500	01-31-30	2,552,000	2,019,215
OCI NV (D)	6.700	03-16-33	1,058,000	1,059,068
Sasol Financing USA LLC	5.500	03-18-31	1,103,000	925,978
Construction materials 0.1%
Cemex SAB de CV (D)	3.875	07-11-31	1,560,000	1,390,137
Cemex SAB de CV (D)	5.200	09-17-30	1,376,000	1,340,686
Standard Industries, Inc. (D)	3.375	01-15-31	706,000	600,336
Standard Industries, Inc. (D)	4.375	07-15-30	873,000	793,341
Standard Industries, Inc. (D)	5.000	02-15-27	196,000	190,376
Summit Materials LLC (D)	7.250	01-15-31	359,000	372,975
Containers and packaging 0.1%
Graphic Packaging International LLC (D)	3.500	03-01-29	1,120,000	1,007,861
Mauser Packaging Solutions Holding Company (D)	7.875	08-15-26	805,000	813,414
Owens-Brockway Glass Container, Inc. (D)	6.625	05-13-27	689,000	686,039
Owens-Brockway Glass Container, Inc. (D)	7.250	05-15-31	521,000	523,641
Pactiv Evergreen Group Issuer, Inc. (D)	4.000	10-15-27	1,715,000	1,599,238
Metals and mining 0.2%
Anglo American Capital PLC (D)	4.750	04-10-27	1,170,000	1,156,484
Arsenal AIC Parent LLC (D)	8.000	10-01-30	639,000	666,519
First Quantum Minerals, Ltd. (D)	6.875	10-15-27	1,778,000	1,609,961
First Quantum Minerals, Ltd. (D)	8.625	06-01-31	570,000	528,675
Freeport-McMoRan, Inc.	4.250	03-01-30	1,852,000	1,738,203
Freeport-McMoRan, Inc.	5.400	11-14-34	1,358,000	1,355,966
Freeport-McMoRan, Inc.	5.450	03-15-43	2,134,000	2,052,703
16	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
Hudbay Minerals, Inc. (D)	4.500	04-01-26	288,000	$279,073
Newmont Corp.	2.800	10-01-29	819,000	742,199
Novelis Corp. (D)	4.750	01-30-30	1,562,000	1,448,748
Real estate 0.4%				17,520,431
Real estate management and development 0.1%
CoStar Group, Inc. (D)	2.800	07-15-30	2,114,000	1,815,892
Residential REITs 0.0%
American Homes 4 Rent LP	4.250	02-15-28	1,050,000	1,020,945
Specialized REITs 0.3%
American Tower Corp.	3.550	07-15-27	1,347,000	1,292,848
American Tower Corp.	3.800	08-15-29	2,862,000	2,700,370
American Tower Trust I (D)	5.490	03-15-28	2,114,000	2,142,581
GLP Capital LP	3.250	01-15-32	878,000	738,407
GLP Capital LP	4.000	01-15-30	858,000	781,807
GLP Capital LP	5.375	04-15-26	1,454,000	1,449,065
Iron Mountain Information Management Services, Inc. (D)	5.000	07-15-32	382,000	344,511
Iron Mountain, Inc. (D)	5.250	07-15-30	931,000	878,125
SBA Tower Trust (D)	6.599	01-15-28	659,000	676,655
VICI Properties LP (D)	3.875	02-15-29	798,000	733,686
VICI Properties LP (D)	4.125	08-15-30	854,000	777,191
VICI Properties LP (D)	4.625	12-01-29	1,845,000	1,745,960
VICI Properties LP	5.125	05-15-32	442,000	422,388
Utilities 0.7%				34,934,160
Electric utilities 0.6%
American Electric Power Company, Inc.	5.625	03-01-33	654,000	674,715
Atlantica Transmision Sur SA (D)	6.875	04-30-43	796,376	788,413
Constellation Energy Generation LLC	6.125	01-15-34	549,000	585,870
Constellation Energy Generation LLC	6.500	10-01-53	937,000	1,047,273
Duke Energy Corp.	2.450	06-01-30	594,000	517,497
Duke Energy Corp.	5.750	09-15-33	1,922,000	2,008,424
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (D)(E)	9.125	03-15-33	1,251,000	1,397,144
Emera US Finance LP	3.550	06-15-26	1,414,000	1,359,856
FirstEnergy Corp.	2.650	03-01-30	1,064,000	924,488
FirstEnergy Corp.	3.400	03-01-50	510,000	353,164
Georgia Power Company	4.950	05-17-33	989,000	989,323
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	800,000	683,651
NRG Energy, Inc. (D)	2.450	12-02-27	1,613,000	1,453,954
NRG Energy, Inc. (D)	3.625	02-15-31	1,054,000	904,061
NRG Energy, Inc. (D)	3.875	02-15-32	1,747,000	1,498,157
NRG Energy, Inc. (D)	4.450	06-15-29	1,165,000	1,104,483
NRG Energy, Inc. (D)	7.000	03-15-33	1,663,000	1,755,380
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (D)(E)	10.250	03-15-28	1,308,000	1,378,526
The Southern Company	5.700	03-15-34	961,000	1,004,915
Vistra Operations Company LLC (D)	3.700	01-30-27	3,050,000	2,907,399
Vistra Operations Company LLC (D)	4.300	07-15-29	2,537,000	2,397,289
Vistra Operations Company LLC (D)	6.950	10-15-33	1,490,000	1,574,648
Independent power and renewable electricity producers 0.0%
AES Panama Generation Holdings SRL (D)	4.375	05-31-30	1,179,496	1,007,761
LLPL Capital Pte, Ltd. (D)	6.875	02-04-39	120,690	115,621
NextEra Energy Operating Partners LP (D)	3.875	10-15-26	1,340,000	1,266,949
NextEra Energy Operating Partners LP (D)	4.500	09-15-27	255,000	239,454
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	17

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (D)(E)	8.000	10-15-26	515,000	$513,531
Multi-utilities 0.1%
Dominion Energy, Inc.	3.375	04-01-30	1,191,000	1,089,141
NiSource, Inc.	1.700	02-15-31	594,000	479,821
NiSource, Inc.	3.600	05-01-30	1,041,000	970,136

NiSource, Inc.	5.250	03-30-28	380,000	387,609

Sempra	5.500	08-01-33	1,526,000	1,555,507
Municipal bonds 0.0%				$1,813,887
(Cost $2,230,000)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	1,307,000	974,870

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	923,000	839,017
Collateralized mortgage obligations 1.3%				$61,412,449
(Cost $69,775,061)
Commercial and residential 0.9%				44,564,185
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (D)(G)	0.990	12-26-24	516,287	471,404
Series 2021-2, Class A1 (D)(G)	0.985	04-25-66	503,049	421,034
Series 2021-4, Class A1 (D)(G)	1.035	01-20-65	1,366,743	1,105,482
Series 2021-5, Class A1 (D)(G)	0.951	07-25-66	1,578,175	1,335,857
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (D)(G)	1.175	10-25-48	848,428	689,067
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (D)(G)	3.843	11-05-32	575,000	186,128
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	527,810	516,613
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	822,000	763,080
BBCMS Trust
Series 2015-SRCH, Class D (D)(G)	5.122	08-10-35	840,000	620,582
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	898,221	837,507
Series 2019-B13, Class A2	2.889	08-15-57	777,624	708,206
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (D)(G)	0.941	02-25-49	643,546	566,317
BX Trust
Series 2022-CLS, Class A (D)	5.760	10-13-27	1,528,000	1,552,489
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (D)(G)	6.015	10-12-40	1,259,000	1,290,319
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (D)(G)	0.924	08-25-66	1,028,949	824,864
Series 2021-3, Class A1 (D)(G)	0.956	09-27-66	1,494,014	1,202,984
Series 2021-HX1, Class A1 (D)(G)	1.110	10-25-66	1,182,659	988,789
COLT Trust
Series 2020-RPL1, Class A1 (D)(G)	1.390	01-25-65	2,427,067	2,035,285
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class XA IO	1.022	10-15-45	27,628	0
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.572	05-10-51	9,531,299	146,639
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (D)(G)	4.540	08-10-30	880,000	698,670
Series 2017-PANW, Class A (D)	3.244	10-10-29	305,000	279,075
Series 2020-CBM, Class A2 (D)	2.896	02-10-37	987,000	950,343
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (D)	2.257	08-15-37	663,041	614,808
Series 2021-NQM2, Class A1 (D)(G)	1.179	02-25-66	946,313	824,010
Series 2021-NQM3, Class A1 (D)(G)	1.015	04-25-66	806,058	663,721
18	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-NQM5, Class A1 (D)(G)	0.938	05-25-66	558,677	$448,679
Series 2021-NQM6, Class A1 (D)(G)	1.174	07-25-66	1,654,550	1,341,220
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (D)(G)	0.797	02-25-66	575,339	485,507
Series 2021-2, Class A1 (D)(G)	0.931	06-25-66	960,602	780,598
Flagstar Mortgage Trust
Series 2021-1, Class A2 (D)(G)	2.500	02-01-51	1,860,054	1,512,457
GCAT Trust
Series 2021-NQM1, Class A1 (D)(G)	0.874	01-25-66	577,436	472,849
Series 2021-NQM2, Class A1 (D)(G)	1.036	05-25-66	713,714	585,363
Series 2021-NQM3, Class A1 (D)(G)	1.091	05-25-66	1,059,705	879,582
GS Mortgage Securities Trust
Series 2015-590M, Class C (D)(G)	3.932	10-10-35	320,000	282,208
Series 2017-485L, Class C (D)(G)	4.115	02-10-37	250,000	205,378
Series 2020-UPTN, Class A (D)	2.751	02-10-37	650,000	619,462
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (D)(G)	1.382	09-27-60	143,344	131,270
Series 2021-NQM1, Class A1 (D)(G)	1.017	07-25-61	439,612	375,748
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (D)(G)	1.071	06-25-56	671,540	574,622
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (D)	2.812	01-16-37	1,161,000	977,613
MFA Trust
Series 2021-NQM1, Class A1 (D)(G)	1.153	04-25-65	438,010	397,144
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (D)(G)	3.917	11-15-32	464,000	279,046
Series 2018-ALXA, Class C (D)(G)	4.460	01-15-43	380,000	315,547
NYMT Loan Trust
Series 2022-CP1, Class A1 (D)	2.042	07-25-61	769,650	705,642
OBX Trust
Series 2020-EXP2, Class A3 (D)(G)	2.500	05-25-60	394,682	319,950
Series 2021-NQM2, Class A1 (D)(G)	1.101	05-25-61	1,032,598	822,538
Series 2021-NQM3, Class A1 (D)(G)	1.054	07-25-61	1,634,758	1,290,108
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (D)(G)	2.000	01-25-36	1,438,325	1,228,448
SLG Office Trust
Series 2021-OVA, Class D (D)	2.851	07-15-41	1,738,000	1,372,205
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (D)(G)	2.447	12-25-66	1,734,406	1,505,725
Towd Point Mortgage Trust
Series 2018-4, Class A1 (D)(G)	3.000	06-25-58	695,125	649,009
Series 2019-1, Class A1 (D)(G)	3.750	03-25-58	761,596	728,811
Series 2019-4, Class A1 (D)(G)	2.900	10-25-59	774,593	730,246
Series 2020-4, Class A1 (D)	1.750	10-25-60	1,186,978	1,052,480
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (D)	1.218	05-25-65	266,758	247,648
Series 2021-3, Class A1 (D)(G)	1.046	06-25-66	1,226,972	1,026,846
Series 2021-4, Class A1 (D)(G)	0.938	07-25-66	687,423	550,449
Series 2021-5, Class A1 (D)(G)	1.013	09-25-66	1,120,766	944,768
Series 2021-R1, Class A1 (D)(G)	0.820	10-25-63	477,254	431,746
U.S. Government Agency 0.4%				16,848,264
Government National Mortgage Association
Series 2012-114, Class IO	0.623	01-16-53	765,085	11,961
Series 2016-174, Class IO	0.896	11-16-56	1,480,011	58,180
Series 2017-109, Class IO	0.230	04-16-57	1,800,905	28,525
Series 2017-124, Class IO	0.627	01-16-59	1,471,953	46,782
Series 2017-135, Class IO	0.717	10-16-58	2,749,229	103,392
Series 2017-140, Class IO	0.486	02-16-59	1,287,841	39,558
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	19

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-159, Class IO	0.432	06-16-59	1,962,223	$52,790
Series 2017-169, Class IO	0.579	01-16-60	23,143,835	706,739
Series 2017-20, Class IO	0.526	12-16-58	2,276,534	52,876
Series 2017-22, Class IO	0.754	12-16-57	815,981	28,772
Series 2017-41, Class IO	0.585	07-16-58	1,387,043	39,342
Series 2017-46, Class IO	0.647	11-16-57	2,231,099	77,651
Series 2017-61, Class IO	0.745	05-16-59	749,722	26,470
Series 2018-158, Class IO	0.787	05-16-61	2,976,402	150,289
Series 2018-35, Class IO	0.540	03-16-60	3,657,245	129,002
Series 2018-43, Class IO	0.436	05-16-60	4,764,221	150,917
Series 2018-68, Class IO	0.427	01-16-60	5,913,374	182,139
Series 2018-69, Class IO	0.615	04-16-60	3,282,745	144,514
Series 2018-81, Class IO	0.484	01-16-60	4,722,476	182,984
Series 2018-9, Class IO	0.443	01-16-60	6,101,123	181,325
Series 2019-131, Class IO	0.802	07-16-61	3,025,708	161,106
Series 2020-100, Class IO	0.784	05-16-62	4,113,989	236,110
Series 2020-108, Class IO	0.847	06-16-62	23,715,624	1,366,212
Series 2020-114, Class IO	0.800	09-16-62	11,073,541	648,568
Series 2020-118, Class IO	0.882	06-16-62	9,178,152	560,556
Series 2020-119, Class IO	0.605	08-16-62	4,458,221	211,740
Series 2020-120, Class IO	0.762	05-16-62	2,760,801	156,706
Series 2020-137, Class IO	0.796	09-16-62	19,059,779	1,059,333
Series 2020-150, Class IO	0.963	12-16-62	8,653,591	583,672
Series 2020-170, Class IO	0.834	11-16-62	11,144,102	693,265
Series 2020-92, Class IO	0.879	02-16-62	9,654,412	602,570
Series 2021-110, Class IO	0.873	11-16-63	7,325,555	476,814
Series 2021-163, Class IO	0.801	03-16-64	9,200,462	539,305
Series 2021-183, Class IO	0.871	01-16-63	7,145,590	440,612
Series 2021-3, Class IO	0.868	09-16-62	20,482,432	1,257,748
Series 2021-40, Class IO	0.824	02-16-63	4,113,437	250,169
Series 2021-47, Class IO	0.992	03-16-61	26,555,665	1,833,045
Series 2022-17, Class IO	0.802	06-16-64	11,397,000	714,151
Series 2022-181, Class IO	0.716	07-16-64	5,366,110	359,915
Series 2022-21, Class IO	0.784	10-16-63	4,781,235	293,857
Series 2022-53, Class IO	0.711	06-16-64	17,663,042	894,864
Series 2022-57, Class IO	0.756	09-16-63	13,331,741	779,700

Series 2023-197, Class IO	1.319	09-16-65	3,663,065	334,038
Asset backed securities 1.8%				$88,627,022
(Cost $95,587,687)
Asset backed securities 1.8%				88,627,022
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (D)	3.199	12-20-30	623,082	591,318
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (D)	1.937	08-15-46	2,056,000	1,855,414
Series 2023-2A, Class A2 (D)	6.500	11-16-48	1,131,000	1,147,100
AMSR Trust
Series 2020-SFR4, Class A (D)	1.355	11-17-37	301,000	281,635
Series 2021-SFR4, Class A (D)	2.117	12-09-38	439,000	404,618
Applebee’s Funding LLC
Series 2023-1A, Class A2 (D)	7.824	03-05-53	1,003,000	1,040,526
Aqua Finance Trust
Series 2021-A, Class A (D)	1.540	07-17-46	612,754	549,686
Arby’s Funding LLC
Series 2020-1A, Class A2 (D)	3.237	07-30-50	2,292,840	2,112,085
20	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (D)	3.280	09-26-33	406,067	$389,380
CARS-DB4 LP
Series 2020-1A, Class B1 (D)	4.170	02-15-50	1,485,000	1,427,714
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (D)	1.690	07-15-60	2,545,449	2,373,128
Series 2021-1A, Class A1 (D)	1.530	03-15-61	2,197,788	1,978,681
CLI Funding VI LLC
Series 2020-1A, Class A (D)	2.080	09-18-45	2,420,507	2,178,781
CLI Funding VIII LLC
Series 2021-1A, Class A (D)	1.640	02-18-46	1,689,120	1,500,374
Series 2022-1A, Class A (D)	2.720	01-18-47	1,468,370	1,301,804
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (D)	4.300	04-20-48	2,001,000	1,829,520
DataBank Issuer
Series 2021-1A, Class A2 (D)	2.060	02-27-51	1,281,000	1,160,765
DB Master Finance LLC
Series 2017-1A, Class A2II (D)	4.030	11-20-47	918,938	879,058
Series 2021-1A, Class A2I (D)	2.045	11-20-51	3,693,620	3,380,540
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (D)	3.475	04-15-49	514,000	446,141
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (D)	4.118	07-25-47	2,463,740	2,388,101
Series 2021-1A, Class A2I (D)	2.662	04-25-51	1,884,705	1,688,243
Driven Brands Funding LLC
Series 2020-2A, Class A2 (D)	3.237	01-20-51	1,741,150	1,578,955
Series 2021-1A, Class A2 (D)	2.791	10-20-51	2,342,090	2,038,899
FirstKey Homes Trust
Series 2020-SFR1, Class A (D)	1.339	09-17-25	1,731,272	1,628,507
Series 2020-SFR2, Class A (D)	1.266	10-19-37	984,519	920,279
Series 2021-SFR1, Class A (D)	1.538	08-17-28	1,474,424	1,349,733
Series 2021-SFR1, Class D (D)	2.189	08-17-28	1,729,000	1,575,455
Five Guys Holdings, Inc.
Series 2023-1A, Class A2 (D)	7.549	01-26-54	1,352,000	1,420,116
Ford Credit Auto Owner Trust
Series 2023-2, Class A (D)	5.280	02-15-36	1,998,000	2,047,009
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (D)	3.208	01-22-29	759,769	717,433
Series 2021-1A, Class A2 (D)	2.773	04-20-29	1,656,088	1,555,998
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (D)	3.939	02-01-62	1,696,000	1,593,694
Hilton Grand Vacations Trust
Series 2022-1D, Class B (D)	4.100	06-20-34	136,359	131,642
Home Partners of America Trust
Series 2021-2, Class A (D)	1.901	12-17-26	793,048	723,492
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (D)	4.970	08-25-49	785,780	750,428
Series 2022-1A, Class A2I (D)	3.445	02-26-52	2,124,930	1,975,000
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 (D)	6.560	04-20-53	1,176,000	1,174,502
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (D)	2.600	08-15-68	710,530	668,151
Navient Student Loan Trust
Series 2020-2A, Class A1A (D)	1.320	08-26-69	1,044,382	899,133
Neighborly Issuer LLC
Series 2021-1A, Class A2 (D)	3.584	04-30-51	3,274,408	2,923,329
Series 2022-1A, Class A2 (D)	3.695	01-30-52	1,438,640	1,266,014
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (D)	1.910	10-20-61	2,951,000	2,596,051
Series 2021-1, Class B1 (D)	2.410	10-20-61	1,005,000	819,685
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	21

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (D)	3.104	07-25-26	236,504	$220,787
Progress Residential Trust
Series 2021-SFR8, Class B (D)	1.681	09-17-38	1,093,000	989,503
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	5.434	08-25-35	98,822	98,135
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (D)	5.000	09-15-48	1,897,000	1,804,373
Servpro Master Issuer LLC
Series 2024-1A, Class A2 (D)	6.174	01-25-54	741,000	747,308
Sesac Finance LLC
Series 2019-1, Class A2 (D)	5.216	07-25-49	2,103,865	2,057,966
SMB Private Education Loan Trust
Series 2019-B, Class A2A (D)	2.840	06-15-37	1,034,443	983,161
Series 2020-PTA, Class A2A (D)	1.600	09-15-54	943,526	855,551
Series 2021-A, Class APT2 (D)	1.070	01-15-53	766,625	679,572
Sonic Capital LLC
Series 2020-1A, Class A2I (D)	3.845	01-20-50	2,046,601	1,950,497
Series 2021-1A, Class A2I (D)	2.190	08-20-51	1,511,880	1,301,581
Sunbird Engine Finance LLC
Series 2020-1A, Class A (D)	3.671	02-15-45	366,314	315,014
Taco Bell Funding LLC
Series 2021-1A, Class A2I (D)	1.946	08-25-51	3,096,840	2,807,064
TIF Funding II LLC
Series 2021-1A, Class A (D)	1.650	02-20-46	1,170,438	1,012,065
Triton Container Finance VIII LLC
Series 2020-1A, Class A (D)	2.110	09-20-45	2,436,667	2,181,097
Series 2021-1A, Class A (D)	1.860	03-20-46	1,513,019	1,328,996
Vantage Data Centers LLC
Series 2020-1A, Class A2 (D)	1.645	09-15-45	1,835,000	1,706,697
Series 2020-2A, Class A2 (D)	1.992	09-15-45	1,650,000	1,430,661
VR Funding LLC
Series 2020-1A, Class A (D)	2.790	11-15-50	1,602,938	1,438,470
Wendy’s Funding LLC
Series 2021-1A, Class A2I (D)	2.370	06-15-51	1,987,839	1,733,574
Willis Engine Structured Trust V
Series 2020-A, Class A (D)	3.228	03-15-45	345,227	312,759
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (D)	3.238	07-30-51	1,607,775	1,414,074

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.9%				$138,538,191
(Cost $138,539,570)
U.S. Government Agency 2.3%				108,984,256
Federal Home Loan Bank Discount Note	5.150	02-01-24	109,000,000	108,984,256

	Yield (%)	Shares	Value
Short-term funds 0.6%			29,553,935
John Hancock Collateral Trust (H)	5.3658(I)	2,954,950	29,553,935

Total investments (Cost $3,494,920,917) 100.2%	$4,825,581,483
Other assets and liabilities, net (0.2%)	(7,607,944)
Total net assets 100.0%	$4,817,973,539

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
22	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NYRS	New York Registry Shares
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-24. The value of securities on loan amounted to $52,805,085. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $25,122,427 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(I)	The rate shown is the annualized seven-day yield as of 1-31-24.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BALANCED FUND	23

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	39	Long	Mar 2024	$4,333,948	$4,385,672	$51,724
						$51,724
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
24	JOHN HANCOCK BALANCED FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2024, by major security category or type:
	Total value at 1-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$3,029,519,806	$2,891,893,525	$137,626,281	—
Preferred securities	799,020	799,020	—	—
U.S. Government and Agency obligations	893,914,977	—	893,914,977	—
Corporate bonds	610,956,131	—	610,956,131	—
Municipal bonds	1,813,887	—	1,813,887	—
Collateralized mortgage obligations	61,412,449	—	61,412,449	—
Asset backed securities	88,627,022	—	88,627,022	—
Short-term investments	138,538,191	29,553,935	108,984,256	—
Total investments in securities	$4,825,581,483	$2,922,246,480	$1,903,335,003	—
Derivatives:
Assets
Futures	$51,724	$51,724	—	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	2,954,950	$32,490,416	$40,737,947	$(43,691,541)	$9,957	$7,156	$49,884	—	$29,553,935
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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